Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements	12 Months Ended
Dec. 31, 2025
Significant Accounting Judgments, Estimates and Assumptions Used in the Preparation of the Financial Statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3:-	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Legal claims:

In estimating the likelihood of outcome of legal claims filed or threatened to commence against the Company and/or its Subsidiaries and/or affiliates, the Company relies on its management’s best knowledge and estimations and where applicable, on the opinion of their legal counsels. These estimates are based, among others, on management’s familiarity of and proximity to the circumstances, and also on the legal counsels’ best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims might be determined in courts and/or other quasi-judicial tribunals, the results could differ from these estimates.

-	Fair value of financial instruments:

When the fair values of financial assets and financial liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using a variety of valuation techniques that include the use of valuation models. The inputs to these models are taken from observable markets where possible, but where this is not feasible, estimation is required in establishing fair values. The models are tested for validity by calibrating to prices from any observable current market transactions in the same instrument when available.